Share-Based Compensation (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average share prices (Dollar)	$ 10.71	$ 13.22	$ 36.33
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	61.00%	59.00%	55.00%
Risk-free interest rate (%)	2.10%	2.10%	0.10%
Early exercise factor (%)	100.00%	100.00%	100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	77.00%	77.00%	78.00%
Risk-free interest rate (%)	5.36%	5.20%	1.50%
Early exercise factor (%)	150.00%	150.00%	150.00%